FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Available-for-sale marketable securities	$ 26,470	$ 28,853
Foreign currency derivative contracts	584	650
Liabilities:
Earn-out liability		0
Foreign currency derivative contracts	(224)	(106)
Total financial net assets	26,830	29,397
Level 1 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Earn-out liability		0
Foreign currency derivative contracts	0	0
Total financial net assets	0	0
Level 2 [Member]
Assets:
Available-for-sale marketable securities	26,470	28,853
Foreign currency derivative contracts	584	650
Liabilities:
Earn-out liability		0
Foreign currency derivative contracts	(224)	(106)
Total financial net assets	26,830	29,397
Level 3 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Earn-out liability		0
Foreign currency derivative contracts	0	0
Total financial net assets	$ 0	$ 0